BUSINESS COMBINATION AND PURCHASE PRICE ALLOCATION (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 08, 2025	Dec. 16, 2024	Dec. 06, 2024	Nov. 07, 2024	Aug. 13, 2024	Feb. 02, 2024	Jul. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2024	Feb. 06, 2024	Jan. 31, 2024	Dec. 07, 2023	Nov. 02, 2023
Business Acquisition [Line Items]
Number of shares, issued							18,000
Class of Warrant or Right, Outstanding								59,182		59,182
Original issue discount percentage										10.00%
Convertible debt										$ 192,787		$ 145,992
Convertible notes payable												$ 450,000
Interest expense								$ 38,911	$ 96,509	545,268	$ 601,064
PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Number of shares, issued					3,812
Convertible notes payable										4,068,953
Interest expense										5,922,451
Interest expense other long term debt										4,216,986
Interest expense debt excluding amortization										516,239
PIPE Convertible Loan [Member]
Business Acquisition [Line Items]
Principal amount						$ 15,500,000				4,650,000
Gross proceeds from issuance of debt										$ 4,185,000
Original issue discount percentage										10.00%
Common Class A [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding								583,699		52,411
Number of shares, issued								13,240		14,461
Common stock shares issued								583,699		52,411					115,005
Common stock remaining exchanged															115,742
Class of Warrant or Right, Outstanding						28,182
Common Class A [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding										522,411	262
Common stock shares issued										522,411	262
Common Class A [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Number of shares, issued								48,048		275,743
Common Class B [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding								34,337		34,337	0
Common stock shares issued								34,337		34,337	0				34,337
Class of Warrant or Right, Outstanding						31,000
Common Class B [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding										34,337
Common stock shares issued										34,337
Merger Arrangement [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding										13,098
Exchange Ratio										1140.20%
Number of shares, issued										149,343
Merger Arrangement [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Outstanding										262
Exchange Ratio										57000.00%
Number of shares, issued										149,343
Prior Loan Agreement [Member]
Business Acquisition [Line Items]
Principal amount																$ 11,000,000	$ 11,000,000
Purchase Agreement [Member]
Business Acquisition [Line Items]
Principal amount						$ 4,650,000				$ 6,200,000
Convertible debt						4,185,000				$ 5,580,000
Purchase Agreement [Member] | Maximum [Member]
Business Acquisition [Line Items]
Principal amount													$ 10,850,000
Purchase Agreement [Member] | Maximum [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Principal amount						$ 15,500,000								$ 10,850,000
Purchase Agreement [Member] | Minimum [Member]
Business Acquisition [Line Items]
Principal amount													$ 250,000
Purchase Agreement [Member] | Minimum [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Principal amount														$ 250,000
Waiver and Amendment Agreement [Member]
Business Acquisition [Line Items]
Convertible debt	$ 2,520,000	$ 1,890,000
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member]
Business Acquisition [Line Items]
Number of shares, issued				2,339	3,843
Principal amount			$ 2,100,000	$ 3,300,000
Convertible debt			$ 1,890,000	$ 2,970,000
Shares, Issued				1,316	3,152
Repayment of debt				$ 2,496,686
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member] | Previously Reported [Member]
Business Acquisition [Line Items]
Number of shares, issued					3,843